Dear Schwab Select Annuity(R)Investor:


We are pleased to provide you with the annual reports for the portfolios you selected in your Schwab Select Annuity as of December 31, 2003. Inside you'll find individual annual reports prepared by the investment companies that manage them.*

As you continue to invest to achieve your financial goals, we hope you will find the enclosed reports useful. If you have any questions, please don't hesitate to call one of our licensed annuity representatives at 1-800-838-0650 (New York residents, call 1-800-838-0649) Monday through Friday 6:00 a.m. to 4:30 p.m. Pacific time.

Thank you for your continued trust.

Sincerely,

Charles Schwab Insurance Services

--------

* When you invest in the Schwab Select Annuity you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. Please read the prospectus carefully before investing.

The Schwab Select Annuity (Form #J434) is a flexible premium deferred variable annuity issued by Great-West Life & Annuity Insurance Company. In New York State, the Schwab Select Annuity (Form #J434NY) is issued by First Great-West Life & Annuity Insurance Company, Albany, New York. Charles Schwab & Co., Inc. is the broker/dealer and insurance agency. This contract is not available in all states.

(C)2004 Charles Schwab & Co., Inc. (0803-11677)

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Annual Report Form N-30D
                         File Nos. 333-25289; 811-08183


The information required to be contained in this report for the period ending December 31, 2003 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

The Alger American Fund:

Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

MidCap Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0000930413-04-000802

AllianceBernstein Variable Products Series Fund, Inc.:

Utility Income Portfolio
File No. 811-05398
Form N-CSR
Filed via EDGAR and accepted on March 10, 2004
Accession No. 0000936772-04-000088

American Century Variable Portfolios, Inc.:

VP Balanced Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000814680-04-000005

VP International Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000814680-04-000005

VP Value Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000814680-04-000005

Baron Capital Funds Trust:

Capital Asset Fund
File No. 811-08505
Form N-CSR
Filed via EDGAR and accepted on March 9, 2004
Accession No. 0001017918-04-000045

Delaware VIP Trust:

Small Cap Value Series
File No. 811-05162
Form N-CSR
Filed via EDGAR and accepted on March 5, 2004
Accession No. 0000950116-04-000744

Dreyfus Investment Portfolios:

MidCap Stock Portfolio
File No. 811-08673
Form N-CSR
Filed via EDGAR and accepted on March 3, 2004
Accession No. 0001056707-04-000002

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Developing Leaders Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Growth and Income Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Federated Insurance Series:

American Leaders Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on March 2, 2004
Accession No. 0001056288-04-000156

Fund for U.S. Government Securities II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on March 2, 2004
Accession No. 0001056288-04-000156

Capital Income Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on March 2, 2004
Accession No. 0001056288-04-000156

Gartmore Variable Insurance Trust:

Dreyfus GVIT Mid Cap Index Fund
File No. 811-03213
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0000936329-04-000083

INVESCO Variable Investment Funds, Inc.:

Core Equity Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0001193125-04-029892

High Yield Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0001193125-04-029892

Technology Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on February 25, 2004
Accession No. 0001193125-04-029199

Janus Aspen Series:

Balanced Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Growth and Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

International Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Worldwide Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Oppenheimer Variable Account Funds:

Global Securities Fund/VA
File No. 811-04108
Form N-CSR
Filed via EDGAR and accepted on March 1, 2004
Accession No. 0000935069-04-000291

PIMCO Variable Insurance Trust:

High Yield Portfolio
File No. 811-08399
Form N-CSR
Filed via EDGAR and accepted on March 10, 2004
Accession No. 0001193125-04-037585

Low Duration Portfolio
File No. 811-08399
Form N-CSR
Filed via EDGAR and accepted on March 10, 2004
Accession No. 0001193125-04-037585

The Prudential Series Fund, Inc.:

Equity Portfolio
File No. 811-03623
Form N-CSR
Filed via EDGAR and accepted on March 9, 2004
Accession No. 0001193125-04-037239

SAFECO Resource Series Trust:

Core Equity Portfolio (formerly Equity Portfolio)
File No. 811-04717
Form N-CSR
Filed via EDGAR and accepted on February 25, 2004
Accession No. 0001047469-04-005601

Growth Opportunities Portfolio
File No. 811-04717
Form N-CSR
Filed via EDGAR and accepted on February 25, 2004
Accession No. 0001047469-04-005601

Small-Cap Value Portfolio (formerly Small Company Value Portfolio) File No. 811-04717
Form N-CSR
Filed via EDGAR and accepted on February 25, 2004
Accession No. 0001047469-04-005601

Schwab Annuity Portfolios:

MarketTrack Growth Portfolio II
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on March 4, 2004
Accession No. 0000950149-04-000537

Money Market Portfolio
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on March 4, 2004
Accession No. 0000950149-04-000537

S&P 500 Portfolio
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on March 4, 2004
Accession No. 0000950149-04-000537

Scudder Investments VIT Funds:

EAFE(R) Equity Index Fund
File No. 811-07507
Form N-CSR
Filed via EDGAR and accepted on March 10, 2004
Accession No. 0000935069-04-000435

Small Cap Index Fund
File No. 811-07507
Form N-CSR
Filed via EDGAR and accepted on March 10, 2004
Accession No. 0000935069-04-000437

Scudder Variable Series I:

Capital Growth Portfolio
File No. 811-04257
Form N-CSR
Filed via EDGAR and accepted on March 9, 2004
Accession No. 0000088053-04-000178

Growth and Income Portfolio
File No. 811-04257
Form N-CSR
Filed via EDGAR and accepted on March 9, 2004
Accession No. 0000088053-04-000178

Strong Variable Insurance Funds, Inc.:

Multi Cap Value Fund II
File No. 811-06553
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0001193125-04-030246

Universal Institutional Funds, Inc.:

U.S. Real Estate Portfolio
File No. 811-07607
Form N-CSR
Filed via EDGAR and accepted on March 8, 2004
Accession No. 0001047469-04-006884